Inventories - Additional Information (Detail) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of inventories [line items]
Capitalised financing cost	S/ 5.9	S/ 12.2	S/ 4.0
Bottom of range [member]
Disclosure of inventories [line items]
Interest rate	7.00%	6.75%	5.30%
Top of range [member]
Disclosure of inventories [line items]
Interest rate	11.22%	8.90%	9.50%